Consolidated Balance Sheets (Parenthetical) - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Current liabilities:
Convertible notes, net of discount currently in default	$ 2,594	$ 0	$ 0
Convertible notes, net of discount related party			17
Discount on preferred stock redemption right, net			$ 375,600
Stockholders' deficit:
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	3,000,000,000	3,000,000,000	3,000,000,000
Common stock, Issued	911,923,522	180,432,013	57,188,313
Common stock, outstanding	911,923,522	180,432,013	57,188,313